Financing Receivables - General Credit Quality Information - Commercial Mortgage Loans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Commercial Loans | Commercial mortgage loans
Financing Receivables
Loans	$ 1,779	$ 1,800
Commercial Loans | Commercial mortgage loans | Past due
Financing Receivables
Loans	$ 0	$ 0
Total commercial mortgage loans | Credit concentration risk | Commercial Loans | Commercial mortgage loans
Financing Receivables
Percentage of total	100.00%	100.00%
Total commercial mortgage loans | Credit concentration risk | Highest credit risk rating
Financing Receivables
Percentage of total	1.00%	1.00%